Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities

7. Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following (in thousands):

	December 31,	December 31,
	2022	2021
Compensation and benefits costs	$4,178	$4,554
Restructuring charges	—	2,362
Research and development expenses	1,923	6,726
Consulting and professional services	1,215	1,083
Other liabilities	592	772
	$7,908	$15,497